Summary of Significant Accounting Policies (Schedule of Antidilutive Securities) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive securities excluded from computation of earnings per share	9,990,500	6,474,948	9,386,000	5,912,515
Convertible Notes Issued (Post-Reverse Merger) [Member]
Antidilutive securities excluded from computation of earnings per share	3,520,000	2,024,955	3,520,000	1,650,000
Convertible Notes Issued (Pre-Reverse Merger) [Member]
Antidilutive securities excluded from computation of earnings per share		1,537,515		1,537,515
Options Issued to Employee [Member]
Antidilutive securities excluded from computation of earnings per share	1,000,000		1,000,000
Warrants for Services [Member]
Antidilutive securities excluded from computation of earnings per share	5,470,500	2,912,478	2,752,000	1,900,000
Warrants Issued in Connection with Asset Purchase [Member]
Antidilutive securities excluded from computation of earnings per share			250,000
Warrants Issued in Connection with Convertible Debt [Member]
Antidilutive securities excluded from computation of earnings per share			1,760,000	825,000
Warrants Issued in Connection with Subscription Agreements [Member]
Antidilutive securities excluded from computation of earnings per share			104,000